Contracts assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer1 [Abstract]
Contract assets and contract liabilities
The table below provides a reconciliation of the significant changes in the contract assets and the contract liabilities balances.

		Contract assets (1)		Contract liabilities
FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019	2020	2019
Opening balance, January 1		1,644	1,493	890	899
Revenue recognized included in contract liabilities at the beginning of the year		—	—	(643)	(666)
Revenue recognized from contract liabilities included in contract assets at the beginning of the year		188	131	—	—
Increase in contract liabilities during the year		—	—	688	644
Increase in contract liabilities included in contract assets during the year		(186)	(175)	—	—
Increase in contract assets from revenue recognized during the year		834	1,915	—	—
Contract assets transferred to trade receivables		(1,376)	(1,461)	51	47
Acquisitions		—	—	—	(4)
Contract terminations transferred to trade receivables		(145)	(205)	19	24
Discontinued operations	3	(1)	—	—	—
Other		(15)	(54)	(46)	(54)
Ending balance, December 31		943	1,644	959	890
(1) Net of allowance for doubtful accounts of $59 million and $68 million at December 31, 2020 and December 31, 2019, respectively. See Note 28, Financial and capital management, for additional details.